Accounts payable and accrued liabilities (Details) - USD ($)	Jul. 31, 2025	Sep. 05, 2024	Jul. 31, 2024
Related Party Transaction [Line Items]
Accounts payable		$ 39,527
Excise taxes payable	$ 2,410,973		$ 0
Income taxes payable	99,256		101,009
Accounts payable and accrued liabilities	10,682,665		6,097,902
Accounts Payable and Accrued Liabilities Including Related Party, Current	11,477,655		6,575,974
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable	271,919		145,149
Accrued liabilities	523,071		332,923
Nonrelated Party [Member]
Related Party Transaction [Line Items]
Accounts payable	1,113,372		5,503,968
Accrued liabilities	$ 7,059,064		$ 492,925